Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 211,146	$ 130,200	$ 73,653
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	138,185	82,867	11,733
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	23,277	6,269	29,786
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	39,058	33,564	23,687
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 10,626	$ 7,500	$ 8,447